Consolidated Statement of Changes in Equity - USD ($) $ in Thousands	Total	PIPE Investors	Gores Guggenheim, Inc.	Share capital	Share capital PIPE Investors	Share capital Gores Guggenheim, Inc.	Other contributed capital	Other contributed capital PIPE Investors	Other contributed capital Gores Guggenheim, Inc.	Currency translation reserve	Accumulated deficit
Beginning balance at Dec. 31, 2019	$ 591,162			$ 0			$ 879,232			$ (13,901)	$ (274,169)
Net loss	(484,858)										(484,858)
Other comprehensive income (loss)	30,266									30,266
Total comprehensive loss	(454,592)			0			0			30,266	(484,858)
Changes in the consolidated group	5,801			880,412			(879,232)				4,621
Issuance of new shares	438,340			438,340			0
Ending balance at Dec. 31, 2020	580,711			1,318,752			0			16,365	(754,406)
Net loss	(1,007,454)										(1,007,454)
Other comprehensive income (loss)	(33,149)									(33,149)
Total comprehensive loss	(1,040,603)			0			0			(33,149)	(1,007,454)
Issuance of new shares	547,157			547,157			0
Issuance of Convertible Notes	35,231						35,231
Ending balance at Dec. 31, 2021	122,496			1,865,909			35,231			(16,784)	(1,761,860)
Issuance of new shares				0			0
Ending balance at Jun. 23, 2022				1,865,909			35,231
Beginning balance at Dec. 31, 2021	122,496			1,865,909			35,231			(16,784)	(1,761,860)
Net loss	(465,789)										(465,789)
Other comprehensive income (loss)	4,519									4,519
Total comprehensive loss	(461,270)			0			0			4,519	(465,789)
Changes in the consolidated group	1,512			(1,846,472)			1,846,472				1,512
Issuance of new shares		$ 250,000	$ 522,107		$ 265	$ 822		$ 249,735	$ 521,285
Issuance of Convertible Notes	0			43			(43)
Merger with Gores Guggenheim Inc.	0
Issuance of Volvo Cars Preference Shares	588,826			589			588,237
Listing expense	372,318						372,318
Transaction costs	(38,903)						(38,903)
Earn-out rights	(1,500,638)										(1,500,638)
Equity-settled share-based payment	9,909			9			9,900
Ending balance at Dec. 31, 2022	(133,643)			21,165			3,584,232			(12,265)	(3,726,775)
Beginning balance at Jun. 23, 2022				1,865,909			35,231
Issuance of new shares					$ 265	$ 822		$ 249,735	$ 521,285
Issuance of Volvo Cars Preference Shares				589			588,237
Equity-settled share-based payment				9			9,900
Ending balance at Dec. 31, 2022	$ (133,643)			$ 21,165			$ 3,584,232			$ (12,265)	$ (3,726,775)